Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 45	$ 29